Consolidated Statements Of Stockholders' Equity (Deficit) And Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Jul. 31, 2008	$ 36,500	$ 1	$ 5,626	$ (419)	$ (78,482)	$ (36,774)
Balance, shares at Jul. 31, 2008	25,357,721	13,348,896
Issuance of common stock upon exercise of stock options			66			66
Issuance of common stock upon exercise of stock options, shares		52,833
Stock-based compensation			2,789			2,789
Comprehensive income (loss):
Net income (loss)					(10,966)	(10,966)
Foreign currency translation adjustment				238		238
Total comprehensive income (loss)						(10,728)
Balance at Jul. 31, 2009	36,500	1	8,481	(181)	(89,448)	(44,647)
Balance, shares at Jul. 31, 2009	25,357,721	13,401,729
Issuance of common stock upon exercise of stock options			785			785
Issuance of common stock upon exercise of stock options, shares		370,927
Stock-based compensation			3,354			3,354
Comprehensive income (loss):
Net income (loss)					15,519	15,519
Foreign currency translation adjustment				(156)		(156)
Total comprehensive income (loss)						15,363
Balance at Jul. 31, 2010	36,500	1	12,620	(337)	(73,929)	(25,145)
Balance, shares at Jul. 31, 2010	25,357,721	13,772,656
Issuance of common stock upon exercise of stock options			931			931
Issuance of common stock upon exercise of stock options, shares		649,901
Stock-based compensation			6,680			6,680
Comprehensive income (loss):
Net income (loss)					35,558	35,558
Foreign currency translation adjustment				128		128
Total comprehensive income (loss)						35,686
Balance at Jul. 31, 2011	36,500	1	20,231	(209)	38,371	18,152
Balance, shares at Jul. 31, 2011	25,357,721	14,422,557
Proceeds from issuance of common stock in connection with initial public offering, net of underwriting discounts and commission		1	123,045			123,046
Proceeds from issuance of common stock in connection with initial public offering, net of underwriting discounts and commission, shares		10,177,500
Costs incurred with initial public offering			(2,838)			(2,838)
Conversion of preferred stock to common stock	(36,500)	3	36,497
Conversion of preferred stock to common stock, shares	(25,357,721)	25,357,721
Issuance of common stock upon exercise of stock options			2,497			2,497
Issuance of common stock upon exercise of stock options, shares		1,317,947
Stock-based compensation			9,604			9,604
Comprehensive income (loss):
Net income (loss)					8,503	8,503
Foreign currency translation adjustment				(190)		(190)
Total comprehensive income (loss)						8,313
Balance at Jan. 31, 2012		$ 5	$ 189,036	$ (399)	$ (29,868)	$ 158,774
Balance, shares at Jan. 31, 2012		51,275,725